Balance Sheet Details - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Prepaid expenses	$ 599	$ 1,890
Insurance receivable	3,150
Other assets	181	69
Total	$ 3,930	$ 1,959